Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 17, 2018	Apr. 30, 2021	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Related Party Transaction [Line Items]
Due to related party		$ 298,064	$ 298,064	$ 283,271
Advances from related party		314,742	314,742	301,077	$ 101,631
Notes payable to related party		298,064	298,064	283,271	166,560
Accrued interest		42,152	42,152	36,070	14,828
Accrued unpaid wages		811,711	811,711	811,711	811,711
James Briscoe [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate	10.00%
Debt instrument, maturity date	Sep. 17, 2019
Notes payable to related party	$ 10,000
Accrued unpaid wages		759,949	759,949	759,949	759,949
James Briscoe [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due to related party		167,000	167,000	167,000
James Briscoe [Member] | Accounts Payable [Member]
Related Party Transaction [Line Items]
Due to related party		34,798	34,798	34,798
Former President [Member]
Related Party Transaction [Line Items]
Accrued unpaid wages		15,625	15,625	15,625
Patricia Madaris, CFO [Member]
Related Party Transaction [Line Items]
Accrued unpaid wages		36,137	36,137	36,137
Spouse of James Briscoe [Member]
Related Party Transaction [Line Items]
Due to related party		16,321	16,321	$ 16,321	$ 16,321
Promissory Note [Member] | James Briscoe [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate				10.00%
Debt instrument, maturity date				Sep. 17, 2018
CEO [Member]
Related Party Transaction [Line Items]
Due to related party		161,977	161,977
Advances from related party		62,000	62,000
Director [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate				10.00%
Increase in debt principal amount			5,000
Two Directors [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Due to related party		$ 285,448	$ 285,448	$ 270,898
Debt instrument, maturity date		Jul. 31, 2021		Oct. 31, 2020